Employees and directors	12 Months Ended
Oct. 31, 2021
Employees and directors [Abstract]
Employees and directors
28 Employees and directors

Staff costs

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Staff costs
Wages and salaries	1,231.5	1,187.3	1,204.4
Redundancy and termination costs (non-exceptional)	1.2	1.0	0.5
Social security costs	103.5	97.5	93.6
Other pension costs	45.5	41.6	41.7
	1,381.7	1,327.4	1,340.2
Cost of employee share schemes (Share-based payments section below)	14.3	17.0	68.8
Total	1,396.0	1,344.4	1,409.0

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Pension costs comprise:
Defined benefit schemes	22	11.3	10.4	9.0
Defined contribution schemes	22	34.2	31.2	32.7
Total		45.5	41.6	41.7

Staff numbers

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Number	Number	Number
Average monthly number of people
(including executive directors) employed by the Group:

Continuing operations
Sales and distribution	4,300	5,066	5,413
Research and development	5,272	5,091	5,056
General and administration	2,210	1,937	1,991
	11,782	12,094	12,460

Discontinued operation
Sales and distribution	-	-	164
Research and development	-	-	170
General and administration	-	-	3
	-	-	337

Total
Sales and distribution	4,300	5,066	5,577
Research and development	5,272	5,091	5,226
General and administration	2,210	1,937	1,994
Total	11,782	12,094	12,797

Directors and key management

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Directors
Aggregate emoluments	5.4	4.1	3.7
Aggregate gains made on the exercise of share options	-	0.3	79.7
Total	5.4	4.4	83.4

For further information on the directors of the Company, refer to the Item 6.B.

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Key management compensation
Short-term employee benefits	13.5	12.4	9.5
Share based payments	1.9	2.2	25.3
Total	15.4	14.6	34.8

The key management figures above include the executive management team and directors. There are no post-employment benefits.

Share-based payments

The amount charged to the Consolidated statement of comprehensive income in respect of share-based payments was $14.3 million for the year ended October 31, 2021 (2020: $17.0 million).

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Share-based compensation – IFRS 2 charge	12.0	18.3	62.0
Employer taxes	2.3	(1.3)	6.8
Continuing operations	14.3	17.0	68.8
Discontinued operation	-	-	2.5
Total	14.3	17.0	71.3

As at October 31, 2021, accumulated employer taxes of $1.3 million (2020: $0.6 million) are included in trade and other payables and $nil (2020: $nil) is included in other non-current liabilities.

The Group has various share-based plans details of which are provided below.

a)	Incentive Plan 2005

The Micro Focus International plc Incentive Plan 2005 (“LTIP”) permits the granting of share awards to executive directors and selected employees on a discretionary basis. Awards can be granted as conditional awards of shares or as nil-cost options.

	Year ended October 31, 2021		Year ended October 31, 2020
	Number of awards	Weighted average exercise price of awards	Number of awards	Weighted average exercise price of awards
	‘000	pence	‘000	pence
Outstanding at November 1	14,222	-	9,227	6
Exercised	(576)	1	(734)	1
Forfeited/lapsed	(5,496)	-	(2,100)	22
Granted	4,566	-	7,829	-
Outstanding at October 31,	12,716	-	14,222	-
Exercisable at October 31,	732	5	938	4

The weighted average share price for awards on the date of exercise was 469 pence for the year ended October 31, 2021 (2020: 526 pence).

The amount charged to the Consolidated statement of comprehensive income in respect of the LTIP scheme was $6.7 million for the year ended October 31, 2021 (2020: $9.3 million,
2019: $31.1 million). In addition to this $2.3 million (2020: $1.3 million credit, 2019: $8.5 million charge) was charged to the consolidated statement of comprehensive income in respect of National Insurance on these share awards.

	October 31, 2021			October 31, 2020
Range of exercise prices	Weighted average exercise price pence	Number of awards ‘000	Weighted average remaining contractual life years	Weighted average exercise price pence	Number of awards ‘000	Weighted average remaining contractual life years
£0.10 or less	-	12,607	5.0	-	14,104	17.2
£0.11 – £1.00	13	109	1.8	13	118	2.8
	-	12,716	4.9	-	14,222	17.1

Unvested awards granted are subject to the following vesting conditions of either:

Performance criteria	Unvested options Number ‘000	Description
Free cash flow/ Relative TSR growth	4,267	Awards made with a free cash flow target and relative TSR target over a three-year period.
Continued employment	6,277	Awards under a continuing employment criteria over a two or three-year period.
Cumulative Earnings per share (“EPS”) growth	1,309
EPS for these awards is defined as Diluted Adjusted EPS*. Where the cumulative EPS growth over a three- or four-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.

Other	131	Various other vesting conditions
	11,984

* Earnings per share adjusted by adding back all exceptional items including the profit on the disposal of discontinued operation, share-based compensation charge and the amortisation of intangibles acquired in a business combination because they are individually or collectively material items that are not considered to be representative of the trading performance of the Group.

Further details regarding awards to executive directors are provided in the Item 6.B.

The weighted average fair value of awards granted during the year ended October 31, 2021 determined using the Black-Scholes valuation model was £4.51 (2020: £2.01). The significant inputs into the model for the year ended October 31, 2021 were:

	Year ended October 31, 2021	Year ended October 31, 2020
Weighted average share price at the grant date	£5.25	£2.50
Expected volatility	between 68.42% and 70.03%	72.85%
Expected dividend yield	between 4.89% and 5.10%	23.76%
Expected option life	two or three years	two years
Annual risk-free interest rate	between 0.75% and 0.80%	0.17%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

The fair value of awards granted in the year ended October 31, 2021, as determined using the Monte Carlo simulation was $2.80 (2020: $2.67) and the fair value of awards granted using the share price at the date of grant was $7.32 (2020: $4.65).

	Year ended October 31, 2021				Year ended October 31, 2020
	Number of Options				Number of Options
	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price
	‘000	‘000	‘000	pence	‘000	‘000	‘000	pence
Outstanding at November 1	446	-	446	-	461	3,215	3,676	-
Granted	-	-	-	-	-	-	-	-
Exercised	(40)	-	(40)	-	(15)	-	(15)	-
Surrendered	-	-	-	-	-	(2,385)	(2,385)	-
Lapsed	-	-	-	-	-	(830)	(830)	-
Outstanding at October 31,	406	-	406	-	446	-	446	-
Exercisable at October 31,	406	-	406	-	446	-	446	-

Additional Share Grants – The HPE Software business acquisition
The Remuneration Committee awarded a number of Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of the HPE Software business, which completed on September 1, 2017.

All awards were either surrendered by the Executive Directors or lapsed in the prior year.

The amount charged to the Consolidated statement of comprehensive income in respect of the ASGs was $nil for the year ended October 31, 2021 (2020: $3.9 million).

Additional Share Grants – The Attachmate Group (“TAG”) acquisition
The Remuneration Committee awarded ASGs to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of The Attachmate Group, which completed on November 20, 2014. These TAG ASG options vested in full.

As at October 31, 2021, 405,917 (2020: 445,917) of these options were vested but not yet exercised.

	October 31, 2021			October 31, 2020
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)
₤0.00	-	406	3.1	-	446	4.1
	-	406	3.1	-	446	4.1

b)	Sharesave and Employee Stock Purchase Plan 2006
In August 2006, the Company introduced the Micro Focus Employee Stock Purchase Plan 2006 and the Micro Focus Sharesave Plan 2006, approved by members on July 25, 2006. The Group operates two all-employee plans; the Micro Focus Sharesave Plan 2006 (“Sharesave”) for UK and Ireland based employees and the Micro Focus Employee Stock Purchase Plan 2006 (“ESPP”) for employees in all other locations. The Sharesave and ESPP provide for an annual award of options at a discount to the market price and are open to all eligible Group employees. Under these plans employees make monthly savings over a period (Sharesave three years , ESPP two years) linked to the grant of an option with an option price which can be at a discount (for Sharesave this can be up to 20% of the market value of the shares on grant and for ESPP, this can be up to 15% of the market value of the shares on grant or maturity, whichever is lower). The option grants are subject to employment conditions and continuous savings.

Further Sharesave and ESPP grants were made during the 12 months to October 31, 2021.

Sharesave

	Year ended October 31, 2021		Year ended October 31, 2020
	Number of options ‘000	Weighted average exercise price pence	Number of options ‘000	Weighted average exercise price pence
Outstanding at November 1	1,935	293	438	1,221
Exercised	(2)	241	-	1,023
Forfeited	(316)	408	(912)	855
Granted	355	203	2,409	338
Outstanding at October 31	1,972	259	1,935	293
Exercisable at October 31	14	1,023	-	-

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
13	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
1	August 3, 2018	1,159.0	October 1, 2021 – March 31, 2022
8	March 7, 2019	1,344.0	April 1, 2022 – September 30, 2022
1	March 7, 2019	1,533.0	April 1, 2022 – September 30, 2022
6	August 5, 2019	1,411.0	October 1, 2021 – March 31, 2023
1	August 5, 2019	1,574.3	October 1, 2021 – March 31, 2023
54	March 5, 2020	617.7	April 1, 2023 – September 30, 2023
3	March 5, 2020	728.2	April 1, 2023 – September 30, 2023
1,494	August 21, 2020	241.3	October 1, 2023 – March 31, 2024
86	August 21, 2020	241.1	October 1, 2023 – March 31, 2024
135	March 5, 2021	373.2	April 1, 2024 – September 30, 2024
10	March 5, 2021	373.2	April 1, 2024 – September 30, 2024
160	August 6, 2021	321.8	October 1, 2024 – March 31, 2025
1,972

ESPP
	Year ended October 31, 2021		Year ended October 31, 2020
	Number of options ‘000	Weighted average exercise price ‘000	Number of options ‘000	Weighted average exercise price pence
Outstanding at November 1	2,255	617	1,192	1,182
Exercised	(1,022)	1,430	(1,472)	1,027
Forfeited	(238)	1,341	(423)	1,082
Granted	2,789	360	2,958	660
Outstanding at October 31,	3,784	384	2,255	617
Exercisable at October 31,	-	-	-	-

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
684	March 1, 2020	635.9	March 1, 2022 – May 31, 2022
1,085	September 1, 2020	270.2	September 1, 2022 – October 1, 2022
1,258	April 1, 2021	369.2	March 1, 2023 – May 31, 2023
757	October 1, 2021	344.8	October 1, 2023 – November 1, 2023
3,784

The amount charged to the Consolidated statement of comprehensive income in respect of the Sharesave and ESPP was $5.3 million for the year ended October 31, 2021 (2020: $5.1 million).

The weighted average fair value of options granted under Sharesave and ESPP during the year ended October 31, 2021 determined using the Black-Scholes valuation model was £1.61 (2020: £1.27).

The significant inputs into the model for the year ended October 31, 2021 were:

	Year ended October 31, 2021	Year ended October 31, 2020
Weighted average share price at the grant date	£4.23	£4.38
Expected volatility	between 68.86% and 77.52%	between 57.72% and 72.37%
Expected dividend yield	between 4.73% and 5.78%	between 8.22% and 16.11%
Expected option life	two or three years	two or three years
Annual risk-free interest rate	between 0.52% and 0.76%	between 0.20% and 0.52%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.